Note 8 - Securities Held to Maturity (Tables)	3 Months Ended
Mar. 31, 2015
Investment Holdings [Abstract]
Investments Classified by Contractual Maturity Date [Table Text Block]
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
March 31, 2015	(In Thousands)

U.S. Government agencies:
Due after one year to five years	$21,000	$7	$84	$20,923
Due after five through ten years	11,180	7	93	11,094
Due after ten years	12,000	-	235	11,765

	44,180	14	412	43,782

Mortgage-backed securities	25,101	763	62	25,802

Corporate bonds:
Due after one year to five years	3,101	44	3	3,142
Due after five through ten years	1,500	4	2	1,502
	4,601	48	5	4,644

Certificates of deposit:
Due within one year	1,405	2	-	1,407
Due after one year to five years	2,941	29	-	2,970

	4,346	31	-	4,377

	$78,228	$856	$479	$78,605
	Amortized Cost	Gross Unrealized Gains	Gross Unrealized Losses	Estimated Fair Value
December 31, 2014	(In Thousands)

U.S. Government agencies:
Due after one year to five years	$19,000	$-	$270	$18,730
Due after five through ten years	13,180	-	303	12,877
Due thereafter	12,000	-	394	11,606

	44,180	-	967	43,213

Mortgage-backed securities	25,426	567	184	25,809

Corporate bonds:
Due after one through five years	3,111	35	9	3,137
Due after five through ten years	1,500	2	3	1,499
	4,611	37	12	4,636

Certificates of deposit:
Due within one year	1,380	3	-	1,383
Due after one through five years	2,921	14	1	2,934

	4,301	17	1	4,317

	$78,518	$621	$1,164	$77,975

Schedule of Unrealized Loss on Investments [Table Text Block]
	Less than 12 Months		More than 12 Months		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(In thousands)
March 31, 2015:
U.S. Government agencies	$-	$-	$39,595	412	$39,595	$412
Mortgage-backed securities	4	-	5,864	62	5,868	62
Corporate bonds	998	2	1,023	3	2,021	5
Certificates of deposit	-	-	-	-	-	-

	$1,002	$2	$46,482	$477	$47,484	$479
	Less than 12 Months		More than 12 Months		Total
	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses	Estimated Fair Value	Gross Unrealized Losses
	(In thousands)
December 31, 2014
U.S. Government agencies	$-	$-	$43,213	$967	$43,213	$967
Mortgage-backed securities	12	-	13,499	184	13,511	184
Corporate bonds	998	3	1,020	9	2,018	12
Certificates of deposit	489	1	-	-	489	1

	$1,499	$4	$57,732	$1,160	$59,231	$1,164